CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (140,756)	$ (69,503)	$ (7,567)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	37,701	65,537	66,534
Amortization of intangible assets	71,429	71,428	71,428
Gain on sale/disposal of assets	(625)	(127)	311
Stock-based compensation expense	1,994	1	156
Deferred income taxes	(37,494)	(25,424)	(23,118)
Amortization of deferred financing costs	2,815	3,574	5,371
PIK interest added to Senior Facilities	34,211
Related party tax payable settlement	15,777
Change in fair value of warrant liability	(3,477)
Non-cash rent, interest and other	(2,976)	2,061	130
Cash flows from changes in net operating assets and liabilities:
Accounts receivable	(2,225)	11,133	12,534
Content library	873	35,829	14,963
Income tax receivable	10,498	(3,065)	(2,063)
Prepaid expenses and other current assets	282	3,255	3,046
Other assets	989	795	(2,066)
Trade payables	4,984	(53,790)	(18,507)
Change in due to/from related parties	297	(1,399)	(2,189)
Accrued and other liabilities	(23,537)	(10,612)	(16,166)
Net cash flows used in operating activities	(29,240)	29,693	102,797
Investing Activities:
Purchases of property and equipment	(13,017)	(21,053)	(33,005)
Proceeds from disposition of property and equipment	827	1,261	1,990
Other investments		750	(750)
Net cash flows used in investing activities	(12,190)	(19,042)	(31,765)
Financing Activities:
Proceeds from Redbox's borrowings	31,655	32,550	7,500
Repayments of Redbox's debt obligations	(54,589)	(37,188)	(76,563)
Business combination (Note 3)	77,425
Dividends paid	(373)	(978)	(1,182)
Principal payments on finance lease obligations	(3,137)	(3,486)	(3,855)
Net cash flows provided by financing activities	50,981	(9,102)	(74,100)
Change in cash, cash equivalents and restricted cash	9,551	1,549	(3,068)
Cash, cash equivalents and restricted cash:
Beginning of period	8,927	7,378	10,446
End of period	$ 18,478	$ 8,927	$ 7,378